OTHER INTANGIBLE ASSETS, NET (Composition of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 6,005	$ 5,530
Less: Accumulated amortization	(4,076)	(3,148)
Other intangible assets, Net	1,929	2,382
Amortization expenses from continuing operations	873	900	809
Amortization expenses from discontinuing operations		26	42
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,645	2,278
Less: Accumulated amortization	(1,827)	(1,369)
Trademarks And Domain Names[Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,407	1,337
Less: Accumulated amortization	(717)	(585)
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	103	102
Less: Accumulated amortization	(102)	(92)
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	475	468
Less: Accumulated amortization	(394)	(334)
Business Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	517	510
Less: Accumulated amortization	(399)	(296)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	647	627
Less: Accumulated amortization	(455)	(320)
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	211	208
Less: Accumulated amortization	$ (182)	$ (152)